Loans, allowance for loan losses and credit quality - Impaired loans (Details 5) - CHF (SFr) SFr in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Gross impaired loans by category
Total non-performing and non-interest-earning loans	SFr 1,493	SFr 1,556	SFr 1,503
Restructured loans	274	282	299
Potential problem loans	268	310	390
Total other impaired loans	542	592	689
Gross impaired loans	2,035	2,148	2,192
Non-interest-earning loans	310	324	300
Non-performing loans	1,183	SFr 1,232	1,203
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	136		123
Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	910		936
Restructured loans	248		265
Potential problem loans	229		314
Total other impaired loans	477		579
Gross impaired loans	1,387		1,515
Non-interest-earning loans	277		269
Non-performing loans	633		667
Corporate and institutional | Real estate
Gross impaired loans by category
Total non-performing and non-interest-earning loans	90		84
Restructured loans	0		0
Potential problem loans	44		38
Total other impaired loans	44		38
Gross impaired loans	134		122
Non-interest-earning loans	4		4
Non-performing loans	86		80
Corporate and institutional | Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	734		770
Restructured loans	248		265
Potential problem loans	183		272
Total other impaired loans	431		537
Gross impaired loans	1,165		1,307
Non-interest-earning loans	231		223
Non-performing loans	503		547
Corporate and institutional | Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	86		82
Restructured loans	0		0
Potential problem loans	2		4
Total other impaired loans	2		4
Gross impaired loans	88		86
Non-interest-earning loans	42		42
Non-performing loans	44		40
Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	583		567
Restructured loans	26		34
Potential problem loans	39		76
Total other impaired loans	65		110
Gross impaired loans	648		677
Non-interest-earning loans	33		31
Non-performing loans	550		536
Consumer | Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	332		316
Restructured loans	26		34
Potential problem loans	38		72
Total other impaired loans	64		106
Gross impaired loans	396		422
Non-interest-earning loans	14		12
Non-performing loans	318		304
Consumer | Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	74		75
Restructured loans	0		0
Potential problem loans	0		3
Total other impaired loans	0		3
Gross impaired loans	74		78
Non-interest-earning loans	13		13
Non-performing loans	61		62
Consumer | Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	177		176
Restructured loans	0		0
Potential problem loans	1		1
Total other impaired loans	1		1
Gross impaired loans	178		177
Non-interest-earning loans	6		6
Non-performing loans	171		170
Bank
Gross impaired loans by category
Total non-performing and non-interest-earning loans	1,481		1,491
Restructured loans	274		299
Potential problem loans	268		390
Total other impaired loans	542		689
Gross impaired loans	2,023		2,180
Non-interest-earning loans	298		288
Non-performing loans	1,183		1,203
Consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process	136		123
Bank | Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	898		924
Restructured loans	248		265
Potential problem loans	229		314
Total other impaired loans	477		579
Gross impaired loans	1,375		1,503
Non-interest-earning loans	265		257
Non-performing loans	633		667
Bank | Corporate and institutional | Real estate
Gross impaired loans by category
Total non-performing and non-interest-earning loans	90		84
Restructured loans	0		0
Potential problem loans	44		38
Total other impaired loans	44		38
Gross impaired loans	134		122
Non-interest-earning loans	4		4
Non-performing loans	86		80
Bank | Corporate and institutional | Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	722		758
Restructured loans	248		265
Potential problem loans	183		272
Total other impaired loans	431		537
Gross impaired loans	1,153		1,295
Non-interest-earning loans	219		211
Non-performing loans	503		547
Bank | Corporate and institutional | Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	86		82
Restructured loans	0		0
Potential problem loans	2		4
Total other impaired loans	2		4
Gross impaired loans	88		86
Non-interest-earning loans	42		42
Non-performing loans	44		40
Bank | Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	583		567
Restructured loans	26		34
Potential problem loans	39		76
Total other impaired loans	65		110
Gross impaired loans	648		677
Non-interest-earning loans	33		31
Non-performing loans	550		536
Bank | Consumer | Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	332		316
Restructured loans	26		34
Potential problem loans	38		72
Total other impaired loans	64		106
Gross impaired loans	396		422
Non-interest-earning loans	14		12
Non-performing loans	318		304
Bank | Consumer | Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	74		75
Restructured loans	0		0
Potential problem loans	0		3
Total other impaired loans	0		3
Gross impaired loans	74		78
Non-interest-earning loans	13		13
Non-performing loans	61		62
Bank | Consumer | Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	177		176
Restructured loans	0		0
Potential problem loans	1		1
Total other impaired loans	1		1
Gross impaired loans	178		177
Non-interest-earning loans	6		6
Non-performing loans	SFr 171		SFr 170